S000012098 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended	158 Months Ended	277 Months Ended	415 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE USBIG Treasury Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.30%	(0.97%)		1.36%
Bloomberg U S Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Columbia U.S. Treasury Index Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	5.86%	(1.30%)		1.03%
Performance Inception Date						Nov. 25, 2002
Columbia U.S. Treasury Index Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.38%	(2.24%)		0.19%
Performance Inception Date						Nov. 25, 2002
Columbia U.S. Treasury Index Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.45%	(1.38%)		0.44%
Performance Inception Date						Nov. 25, 2002
Columbia U.S. Treasury Index Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	6.02%	(1.13%)		1.19%
Performance Inception Date							Jun. 04, 1991
Columbia U.S. Treasury Index Fund Institutional 2 Class
Prospectus [Line Items]
Average Annual Return, Percent	6.02%	(1.14%)		1.19%
Performance Inception Date					Nov. 08, 2012
Columbia U.S. Treasury Index Fund Institutional 3 Class
Prospectus [Line Items]
Average Annual Return, Percent	6.00%	(1.15%)		1.18%
Performance Inception Date			Mar. 01, 2017